Ancora Dividend Value Equity Fund
Investment Objective
The investment objective of Ancora Dividend Value Equity Fund (the “Fund”) is to provide growth of income and long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora Dividend Value Equity Fund	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora Dividend Value Equity Fund		Class I	Class S
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Shareholder Service Fees		0.01%	none
Remainder of Other Expenses		0.54%	0.55%
Other Expenses	[1]	0.55%	0.55%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses	[3]	1.32%	1.32%
[1]	Other Expenses are based on estimated amounts for the current fiscal year since no shares of this Fund were offered prior to the date of this Prospectus.
[2]	These fees and expenses are not used to calculate the Funds net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights section of this Prospectus.
[3]	The Total Annual Fund Operating Expenses do not take into account the fee waiver arrangement between the Advisor and the Trust. Such parties have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.00% for Class I shares and 0.75% for Class S shares. This fee waiver will remain in effect until at least May 1, 2020, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund's expenses, together with the amount recovered, do not exceed the applicable expense limitation. See "Fund Details - Investment Advisor" for details on this fee waiver agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora Dividend Value Equity Fund - USD ($)	One Year	Three Years
Class I	134	418
Class S	134	418

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since this is a new fund, there is no historical portfolio turnover rate that we can provide at this time. However, we estimate that the portfolio turnover rate will be in the 20-30% range of the average value of the portfolio over the long term. This is similar to the long-term track record of separately managed accounts in this strategy.

Principal Investment Strategies

Under normal circumstances, at least 80% of the assets of the Fund will be invested in dividend paying equity securities with attractive dividend growth potential that are selling at discounted valuations at the time of purchase. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock. The Fund will invest predominantly in equity securities of large companies.

In deciding which securities to buy and sell, the Advisor utilizes in-depth, proprietary bottoms-up company research, seeking to identify high quality dividend paying companies with strong competitive positions in their key markets. The Advisor will target companies trading at an attractive dividend yield, sustainable cash flow streams and the ability to grow their dividend consistently. The strategy utilizes various research and screening tools to identify potential catalysts to unlock value and gain an attractive return relative to our intrinsic valuation while maintaining a margin of safety. The Fund will seek to be diversified across industry sectors as well as issuers. The Advisor may select companies not domiciled in the U.S. by investing in ADRs limited to 25% of the Fund.

Principal Risks

Volatility: The value of the securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities markets and valuations. Consequently, the Fund’s share price may decline and you could lose money.

Large Companies: Larger, more established companies tend to operate in mature markets, which are often very competitive. Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

ADR Risk: Because the Fund may invest in American Depositary Receipts (ADRs) whether in the United States or in local foreign markets, the Fund’s share price may be more affected by geopolitical or foreign economic conditions, accounting or auditing standards than otherwise.

Sector Risk: The Fund may allocate more assets to certain industry sectors than others, which may cause it to be more susceptible to any developments which may affect those sectors with heavier weightings.

Value Investing Risk: Value investing attempts to identity companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

Annual Total Return

We cannot provide annual total return figures with respect to past performance because no Fund shares have been offered prior to the date of this prospectus. Updated performance information with respect to the Fund is available at www.ancora.net.

The returns for Class S Shares will vary from those of Class I Shares, and before tax returns to be higher than after tax investment returns. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.